Conveyance of Future Hard Minerals Royalty Revenues - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Revenue Disclosure [Abstract]
Other financing activities	$ 413	$ (6)	$ (18)	$ 0
Maximum amount of total future royalty revenue third-party is entitled to	$ 553	428
Deferred Revenue Arrangement [Line Items]
Amount of deferred revenue amortized in period		36	38	37
Payments of future hard minerals royalty revenues conveyed		$ 50	$ 50	$ 25
Royalties Between $800 and $900 Million During the First 10 Years [Member]
Deferred Revenue Arrangement [Line Items]
Percentage of excess royalties	3.00%
Baseline amount of excess royalties	$ 800
Royalties In Excess Of $900 Million During the First 10 Years [Member]
Deferred Revenue Arrangement [Line Items]
Percentage of excess royalties	4.00%
Baseline amount of excess royalties	$ 900
Minimum [Member]
Deferred Revenue Arrangement [Line Items]
Term of conveyance	10 years
Maximum [Member]
Deferred Revenue Arrangement [Line Items]
Term of conveyance	15 years